RELATED PARTY TRANSACTIONS - Summary of Related Party Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Related party receivables	$ 13,255	$ 15,581
Related party payables	19,853	20,186
SFL
Related Party Transaction [Line Items]
Related party receivables	4,835	4,982
Related party payables	8,978	9,193
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Related party receivables	3,578	5,490
Related party payables	3,147	4,037
Archer Limited
Related Party Transaction [Line Items]
Related party receivables	88	94
Golden Ocean
Related Party Transaction [Line Items]
Related party receivables	2,336	3,593
Related party payables	2,040	6,241
Seadrill Limited
Related Party Transaction [Line Items]
Related party receivables	25	554
Alta Trading UK Limited
Related Party Transaction [Line Items]
Related party receivables	1,263	0
Flex LNG Ltd
Related Party Transaction [Line Items]
Related party receivables	366	391
Related party payables	143	636
Avance Gas
Related Party Transaction [Line Items]
Related party receivables	540	240
Related party payables	176	79
TFG Marine
Related Party Transaction [Line Items]
Related party payables	5,369	0
Other related parties
Related Party Transaction [Line Items]
Related party receivables	$ 224	$ 237